Future Minimum Annual Rentals, Excluding Percentage Rentals Noncancelable Lease Terms Greater Than One Year (Detail) $ in Thousands		May. 02, 2015 USD ($)
Operating Leased Assets [Line Items]
2016	[1]	$ 438,523
2017	[1]	396,514
2018	[1]	325,113
2019	[1]	257,501
2020	[1]	188,248
After 2020	[1]	335,849
Operating Leases, Future Minimum Payments Due, Total	[1]	$ 1,941,748

[1]	Includes B&N College capital lease obligations of $232, $39, $0, $0, $0 and $0 for 2016, 2017, 2018, 2019, 2020 and after 2020, respectively.